Consolidated Statement of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities:
Consolidated Net Profit / (Loss)	€ (514,460,016)	€ 97,890,576	€ (103,014,058)
Adjustments to Reconcile Consolidated Net Profit / (Loss) to Net Cash Provided by / (Used in) Operating Activities:
Impairments of Assets	235,916,060	16,480,272	2,317,489
Depreciation and Amortization of Tangible and Intangible Assets and of Right-of-Use Assets	10,090,958	8,329,559	6,245,162
Net (Gain) / Loss of Other Financial Assets	(3,376,711)	21,780,429	(46,305)
(Income) from Reversals of Impairments / Impairments on Financial Assets	(316,000)	702,000	(872,000)
Net (Gain) / Loss on Derivative Financial Instruments	3,495,651	4,252,171	(1,261,618)
Non Cash Effective Net Change in Financial Assets / Liabilities from Collaborations	(16,007,722)	(36,551,618)	0
Non Cash Effective Net Change in Financial Liabilities from Future Payments to Royalty Pharma	42,766,283	0	0
Non Cash Effective Change of Bonds	12,055,784	2,453,561	0
(Income) from Reversals of Impairments on Inventories	0	(13,270,968)	0
Gain from Deconsolidation of Subsidiaries	0	(379,173)	0
Net (Gain) / Loss on Sale of Property, Plant and Equipment	0	0	(21,408)
Share-based Payment	2,585,426	8,955,307	6,654,470
Income Tax Benefit	(76,590,860)	(75,398,566)	(3,506,419)
Accounts Receivable	10,532,824	(69,619,751)	2,667,232
Inventories, Prepaid Expenses and Other Assets, Tax Receivables and Other Receivables	(30,348,390)	(8,485,396)	(4,422,409)
Accounts Payable and Accruals, Lease Liabilities, Tax Liabilities and Provisions	(90,815,610)	77,505,284	13,202,429
Other Liabilities	0	0	316,288
Contract Liability	(2,363,139)	930,004	733,473
Income Taxes Paid	(64,609,622)	(303,974)	(62,560)
Net Cash Provided by / (Used in) Operating Activities	(481,445,084)	35,269,717	(81,070,234)
Investing Activities:
Cash Payments to Acquire Other Financial Assets	(2,188,341,595)	(1,745,700,529)	(274,767,300)
Cash Receipts from Sales of Other Financial Assets	2,591,975,683	900,777,383	371,879,814
Cash Payments from Derivative Financial Instruments	(3,495,651)	(4,950,427)	(214,188)
Cash Receipts from Derivative Financial Instruments	0	1,094,522	1,145,783
Acquisitions, Net of Cash Acquired	(1,206,609,948)	0	0
Cash Payments to Acquire Property, Plant and Equipment	(3,810,210)	(4,455,323)	(3,103,330)
Cash Receipts from Sales of Property, Plant and Equipment	0	0	20,469
Cash Payments to Acquire Intangible Assets	(22,345,955)	(44,881,207)	(562,314)
Cash Payments for Acquisitions of Shares	0	0	(15,004,996)
Cash Receipts from Sales of Shares at Fair Value through Other Comprehensive Income	0	14,804,287	0
Cash Receipts from Sales of Subsidiaries	0	2,477,760	0
Interest Received	1,617,544	1,210,668	90,156
Net Cash Provided by / (Used in) Investing Activities	(831,010,132)	(879,622,866)	79,484,094
Financing Activities:
Cash Proceeds from Issuing Shares	84,730,022	80,598,468	0
Cash Payments for Costs from Issuing Shares	(91,417)	(100,370)	0
Cash Proceeds in Connection with Stock Options (2021) and Convertible Bonds (2020, 2019)	241,234	773,300	3,714,361
Cash Receipts from Financing from Collaborations	40,004,094	510,186,974	0
Cash Receipts from Contracts for Future Payments to Royalty Pharma	1,206,706,749	0	0
Cash Payments for Costs in Connection with Contracts with Royalty Pharma	(796,003)	0	0
Cash Proceeds from Issuing Convertible Bonds	0	319,946,211	0
Cash Payments for Principal Elements of Lease Payments	(3,126,348)	(2,786,972)	(2,349,801)
Interest Paid	(4,744,851)	(1,431,487)	(1,011,321)
Net Cash Provided by / (Used in) Financing Activities	1,322,923,480	907,186,124	353,239
Effect of Exchange Rate Differences on Cash	2,985,312	3,397,655	87,115
Increase / (Decrease) in Cash and Cash Equivalents	13,453,576	66,230,630	(1,145,786)
Disposal of Cash and Cash Equivalents due to Deconsolidation of Subsidiaries	0	(750,000)	0
Cash and Cash Equivalents at the Beginning of the Period	109,794,680	44,314,050	45,459,836
Cash and Cash Equivalents at the End of the Period	€ 123,248,256	€ 109,794,680	€ 44,314,050